The Group's maximum exposure to unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2019
The Group's maximum exposure to unconsolidated structured entities
Schedule of size of unconsolidated structured entities and the Group's funding and maximum exposure

	Unconsolidated structured entities
			The Group's
		Carrying	maximum	Interest held
December 31, 2018	Size	amount	exposure	by the Group
	RMB’000	RMB’000	RMB’000
Asset management products managed by the Group	4,420,839	2,649	2,649	Service fee
Wealth management products managed by related parties	Note a	2,540,925	2,540,925	Investment income

	Unconsolidated structured entities
			The Group’s
		Carrying	maximum	Interest held
December 31, 2019	Size	amount	exposure	by the Group
	RMB’000	RMB’000	RMB’000
Asset management products managed by the Group	2,315,000	—	—	Service fee
Asset management products managed by related parties	Note a	166,235	166,235	Investment income
Wealth management products managed by related parties	Note a	1,489,274	1,489,274	Investment income
Wealth management products managed by third party	Note b	34,020	34,020	Investment income

Note a:    These asset management products and wealth management products are sponsored by related financial institutions and the information related to size of these structured entities were not publicly available. The carrying amount is recorded in financial assets at fair value through profit or loss.

Note b:   The wealth management product is sponsored by Guangdong Huaxing Bank and the information related to size of the structured entity was not publicly available. The carrying amount is recorded in financial assets at fair value through profit or loss.